T. Rowe Price Inflation Protected Bond Fund, Inc. (Prospectus Summary) | T. Rowe Price Inflation Protected Bond Fund, Inc.
Inflation Protected Bond Fund
Investment Objective(s)
The fund seeks to provide inflation protection and income by investing primarily in inflation protected debt securities.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Inflation Protected Bond Fund, Inc. (Prospectus Summary) - T. Rowe Price Inflation Protected Bond Fund, Inc. - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Inflation Protected Bond Fund, Inc. (Prospectus Summary) - T. Rowe Price Inflation Protected Bond Fund, Inc.		Investor Class		I Class
Management fees	[1]	0.34%		0.34%
Distribution and service (12b-1) fees		none		none
Other expenses		0.23%		0.13%	[2]
Total annual fund operating expenses		0.57%		0.47%
Fee waiver/expense reimbursement	[1]	(0.17%)	[3]	(0.25%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.40%	[3]	0.22%	[2]
[1]	T. Rowe Price Associates, Inc., has contractually agreed (at least through September 30, 2021) to waive a portion of its management fees in order to limit the fund’s management fees to 0.17% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated or modified by the fund’s Board of Directors. Any fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2021) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after September 30, 2021, with approval by the fund’s Board of Directors. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2021) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to exceed 0.41% of the class’ average daily net assets. The agreement may only be terminated at any time after September 30, 2021, with approval by the fund’s Board of Directors. Any fees waived and expenses paid under this agreement (and a previous limitation of 0.50%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 0.41%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Inflation Protected Bond Fund, Inc. (Prospectus Summary) - T. Rowe Price Inflation Protected Bond Fund, Inc. - USD ($)	Investor Class	I Class
1 Year	$ 41	$ 23
3 Years	166	126
5 Years	301	238
10 Years	$ 697	$ 567

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 106.2% of the average value of its portfolio.
Principal Investment Strategies

Normally, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in inflation protected bonds. The emphasis will be on bonds issued by the U.S. Treasury (e.g., Treasury Inflation Protected Securities), but similar bonds issued by U.S. government agencies and corporations may also be purchased. Up to 20% of the fund’s investments in inflation protected bonds may be issued by foreign governments or corporations, including governments and corporations in emerging markets, and linked to a non-U.S. inflation rate. The fund may also invest up to 20% of its net assets in fixed-income securities that are not indexed to inflation. All of the non-U.S. Treasury securities purchased by the fund will be rated investment grade (BBB or better, or an equivalent rating) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may continue to hold a security that has been downgraded after purchase. The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions.

Treasury Inflation Protected Securities are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices of goods and services that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the bond’s principal, follows a designated inflation index, such as the Consumer Price Index (CPI).

In selecting securities the portfolio manager may consider implied inflation rates (the difference in yield between conventional fixed-rate Treasury bonds and Treasury Inflation Protected Securities of comparable maturity). For instance, if the implied inflation rate appears high relative to actual or anticipated inflation, the managers may sell Treasury Inflation Protected Securities in favor of conventional fixed-rate Treasuries. Depending on the outlook for both inflation and economic growth, the managers may also purchase and sell Treasury Inflation Protected Securities and other securities to change the duration of the fund (a measure of its interest rate sensitivity).

While most assets will typically be invested in bonds, the fund also uses interest rate futures, CPI swaps, and forward currency exchange contracts in keeping with the its objective(s). Interest rate futures would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration; CPI swaps would typically be used to manage the fund’s inflation risk; and forward currency exchange contracts would typically be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s).The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Inflation-linked securities When inflation is negative or concerns over inflation are low, the value and income of the fund’s investments in inflation-linked securities could fall and result in losses for the fund. During some extreme environments, the yield on an inflation-linked security may be negative.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments such as the discontinuation and replacement of benchmark rates are likely to affect the level of interest rates.

Prepayments and extensions The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interest in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Derivatives The use of interest rate futures, CPI swaps, and forward currency exchange contracts exposes the fund to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments may lack liquidity and be difficult to value, and may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s use of interest rate futures, CPI swaps, and forward currency exchange contracts involves the risk that anticipated interest rate movements, inflation outlook, and currency exchange rates will not be accurately predicted, which could significantly harm the fund’s performance. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Portfolio turnover High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared with a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

Cybersecurity breaches The fund could be harmed by intentional cyber-attacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

The fund’s return for the six months ended 6/30/20 was 6.13%.

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	9/30/2011	4.15%	Worst Quarter	6/30/2013	-7.09%

Average Annual Total Returns Periods ended December 31, 2019

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns - T. Rowe Price Inflation Protected Bond Fund, Inc. (Prospectus Summary) - T. Rowe Price Inflation Protected Bond Fund, Inc.	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Bloomberg Barclays U.S. TIPS Index	Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. TIPS Index		8.43%	2.62%	3.36%	3.69%	[1]
Lipper Inflation Protected Bond Funds Average	Lipper Inflation Protected Bond Funds Average
Lipper Inflation Protected Bond Funds Average		7.39%	2.05%	2.62%	3.10%	[2]
Investor Class		8.65%	2.35%	2.98%	none		Oct. 31, 2002
Investor Class | After Taxes on Distributions		7.64%	1.55%	2.07%	none
Investor Class | After Taxes on Distributions and Sales		5.11%	1.47%	1.98%	none
I Class		8.82%	none	none	3.52%		Dec. 17, 2015
[1]	Return since 12/17/15.
[2]	Return since 12/31/15.

Updated performance information is available through troweprice.com.